Equity (Details) - Schedule of options outstanding under stock option plans - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2018
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding as of December 31, 2020 (in Shares)	1,462,482	1,869,412
Weighted Average remaining contractual Term	3 years 2 months 1 day
Weighted average exercise price	$ 14.26		$ 10.0
Options Exercisable as of December 31, 2020 (in Shares)	732,209
Weighted Average Exercise price of Options Exercisable	$ 10.59
1.12 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Ranges of exercise price	$ 1.12
Options outstanding as of December 31, 2020 (in Shares)	8,408
Weighted Average remaining contractual Term	4 months 28 days
Weighted average exercise price	$ 1.12
Options Exercisable as of December 31, 2020 (in Shares)	8,408
Weighted Average Exercise price of Options Exercisable	$ 1.12
8.31-10.07 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Ranges of exercise price, minimum	8.31
Ranges of exercise price, maximum	$ 10.07
Options outstanding as of December 31, 2020 (in Shares)	280,324
Weighted Average remaining contractual Term	1 year 8 months 23 days
Weighted average exercise price	$ 9.17
Options Exercisable as of December 31, 2020 (in Shares)	207,133
Weighted Average Exercise price of Options Exercisable	$ 9.15
11.07-11.09 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Ranges of exercise price, minimum	11.07
Ranges of exercise price, maximum	$ 11.09
Options outstanding as of December 31, 2020 (in Shares)	682,500
Weighted Average remaining contractual Term	2 years 9 months 21 days
Weighted average exercise price	$ 11.09
Options Exercisable as of December 31, 2020 (in Shares)	426,250
Weighted Average Exercise price of Options Exercisable	$ 11.09
11.85-15.46 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Ranges of exercise price, minimum	11.85
Ranges of exercise price, maximum	$ 15.46
Options outstanding as of December 31, 2020 (in Shares)	176,250
Weighted Average remaining contractual Term	3 years 3 months 7 days
Weighted average exercise price	$ 12.75
Options Exercisable as of December 31, 2020 (in Shares)	90,418
Weighted Average Exercise price of Options Exercisable	$ 12.41
24.29-25.4 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Ranges of exercise price, minimum	24.29
Ranges of exercise price, maximum	$ 25.4
Options outstanding as of December 31, 2020 (in Shares)	235,000
Weighted Average remaining contractual Term	5 years 1 month 17 days
Weighted average exercise price	$ 25.12
Options Exercisable as of December 31, 2020 (in Shares)
Weighted Average Exercise price of Options Exercisable
31.96 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Ranges of exercise price	$ 31.96
Options outstanding as of December 31, 2020 (in Shares)	80,000
Weighted Average remaining contractual Term	5 years 7 months 6 days
Weighted average exercise price	$ 31.96
Options Exercisable as of December 31, 2020 (in Shares)
Weighted Average Exercise price of Options Exercisable